Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Long-Term Purchase Commitment [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 224,393	$ 182,071
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	The balance sheet amounts, with the exception of shareholders’ equity on September 30, 2025, 2024 and 2023, were translated at 7.1190 RMB, 7.0176 RMB and 7.2960 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the fiscal years ended September 30, 2025, 2024 and 2023 were 7.2125 RMB, 7.2043 RMB and 7.0533 RMB to $1.00, respectively
Federal deposit insurance corporation	$ 250,000
Restricted Cash, Noncurrent	300,000	201,280
Contract fulfilment costs	0	2,441,995
Cost of revenues	2,374,355	1,914,958	$ 2,893,446
Impairment for contract fulfilment costs	662,265	669,780
Other Impairment for contract fulfilment costs	1,999	656,253	0
Allowance for accounts receivable	618,524	75,931
Allowance of contract assets	457,308	17,414
Cost of revenues recognized	$ 12,224,851	12,639,984	12,221,662
Useful life	5 years
Amortization expense	$ 25,721	$ 17,648	3,250
Dilutive shares	0	0
Total expenses	$ 131,451	$ 124,199	120,934
Statutory reserves	186,225	186,225
Inventories [Member]
Long-Term Purchase Commitment [Line Items]
Cost of revenues recognized	$ 5,840	$ 16,360	$ 168,510